DAMAGED GOODS INCIDENT (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 31, 2021	Mar. 31, 2021	Mar. 31, 2020
Environmental Remediation Obligations [Abstract]
Damaged goods	$ 236,000	$ 2,300,000	$ 1,700,000
Reduction of net sales		1,600,000	1,600,000
Freight charges		100,000	100,000
Additional related expenses		600,000	300,000
Refund due to customer		1,100,000	500,000
Payment of chargebacks by customer			1,700,000
Payment remittances			1,200,000
Insurance claim receivable			$ 1,268,463
Gain on Settlement of accounts payable		$ 400,000